Finance Cost	12 Months Ended
Dec. 31, 2024
Finance Cost [Abstract]
FINANCE COST
25	FINANCE COST

	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$
Interest expenses on:
Bank borrowings	25,560	13,954	10,060	2,250
Lease liabilities	24,768	30,288	32,325	7,231
Other borrowings	-	46,562	547,272	122,421
Bank charges for investment securities	776	1,783	42	10
Total	51,104	92,587	589,699	131,912